28. SHARE-BASED COMPENSATION PLANS (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Plans
Operating expenses	$ 29,505	$ 2,856	$ 5,770